SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

17.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

The Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit.

There were no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2022
	Product sales	Services	Consolidated

Revenues	$491,949	$11,619	$503,568
Cost of revenues	223,383	5,107	228,490
Gross profit	268,566	6,512	275,078
Unallocated operating expenses			289,318
Income from operations			(14,240)
Interest income			57
Interest expense			(5)
Other income, net			982
Impairment loss on investment			(56,083)
Loss before income taxes			$(69,289)

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Income from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

	Years ended December 31,
	2020	2021	2022

Apparel	$157,943	$274,212	$399,518
Other general merchandises (1)	224,132	160,958	92,431
Total product sales revenues	$382,075	$435,170	$491,949
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Year ended December 31,
	2020		2021		2022
	Revenues	%	Revenues	%	Revenues	%

Europe	$175,749	44.1	$218,915	49.1	$232,954	46.3
North America	81,203	20.4	91,520	20.5	171,553	34.1
Other countries	141,199	35.5	135,668	30.4	99,061	19.6
Total revenues	$398,151	100.0	$446,103	100.0	$503,568	100.0

As of December 31, 2021 and 2022, substantially all of the Group’s long-lived assets of the Group are located in the PRC and Singapore.